Expense Example {- Transportation Portfolio} - 02.28 Select Portfolios: Group 6 Industrials Sector Combo PRO-13 - Transportation Portfolio - Transportation Portfolio-Default	Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 82
3 years	255
5 years	444
10 years	$ 990